INCOME/ (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
INCOME/ (LOSS) PER SHARE
INCOME/ (LOSS) PER SHARE

14.          INCOME/ (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income / (loss) per ordinary share for the following years:

	Years ended December 31,
	2020	2021	2022

Numerator:
Net income / (loss) attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$13,317	$13,129	$(56,582)
Adjusted net income / (loss) attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd. used in calculating net income/ (loss) per ordinary share —diluted	13,317	13,129	(56,582)
Denominator:
Weighted average number of shares used in calculating net income/ (loss) per ordinary share —basic	220,419,544	224,306,117	226,248,599
Weighted average number of shares used in calculating net income / (loss) per ordinary share —diluted	225,904,549	226,568,979	226,248,599
Net income / (loss) per ordinary share — basic	$0.06	$0.06	$(0.25)
Net income / (loss) per ordinary share — diluted	$0.06	$0.06	$(0.25)

For the years ended December 31, 2020 and 2021, certain outstanding options and nonvested shares were excluded from the computation of diluted net income per share as their inclusion would have been anti-dilutive.

For the year ended December 31, 2022, 858,441 outstanding options and nonvested shares were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive.